TRANSACTIONS WITH RELATED PARTIES - Issued (Details) - Key management personnel of entity or parent - Additional Remuneration Units (ARU) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Amounts paid	$ 534
Director
Disclosure of transactions between related parties [line items]
Amounts paid	481
Board Committee
Disclosure of transactions between related parties [line items]
Amounts paid	$ 53